Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 89,639
Ending Balance	87,803	$ 89,639
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	141,490	140,637
Additions	11,347	9,238
Added as part of a business combination	579
Impairment	(762)
Disposals and transfers to other asset classes	(2,000)	(11,677)
Exchange difference	(7,981)	3,292
Ending Balance	142,673	141,490
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	51,851	47,742
Depreciation for the year	6,359	5,829
Depreciation recovered to cost of sales	1,173	965
Disposals and transfers to other asset classes	(1,348)	(3,970)
Exchange difference	(3,165)	1,285
Ending Balance	54,870	51,851
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,932
Ending Balance	14,208	14,932
Land [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,932	15,503
Additions	392	89
Added as part of a business combination	0
Impairment	0
Disposals and transfers to other asset classes	(120)	(1,073)
Exchange difference	(996)	413
Ending Balance	14,208	14,932
Land [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation for the year	0	0
Depreciation recovered to cost of sales	0	0
Disposals and transfers to other asset classes	0	0
Exchange difference	0	0
Ending Balance	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,955
Ending Balance	28,842	28,955
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	33,541	39,801
Additions	2,680	1,498
Added as part of a business combination	9
Impairment	(762)
Disposals and transfers to other asset classes	(87)	(8,266)
Exchange difference	(1,165)	508
Ending Balance	34,216	33,541
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,586	4,476
Depreciation for the year	923	917
Depreciation recovered to cost of sales	116	0
Disposals and transfers to other asset classes	(58)	(847)
Exchange difference	(193)	40
Ending Balance	5,374	4,586
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	42,817
Ending Balance	42,167	42,817
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	90,084	82,248
Additions	8,404	7,891
Added as part of a business combination	570
Impairment	0
Disposals and transfers to other asset classes	(1,793)	(2,334)
Exchange difference	(5,602)	2,279
Ending Balance	91,663	90,084
Plant and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	47,265	43,266
Depreciation for the year	5,436	4,912
Depreciation recovered to cost of sales	1,057	965
Disposals and transfers to other asset classes	(1,290)	(3,123)
Exchange difference	(2,972)	1,245
Ending Balance	49,496	47,265
Capital works Projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,933
Ending Balance	2,586	2,933
Capital works Projects [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,933	3,085
Additions	(129)	(240)
Added as part of a business combination	0
Impairment	0
Disposals and transfers to other asset classes	0	(4)
Exchange difference	(218)	92
Ending Balance	2,586	2,933
Capital works Projects [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation for the year	0	0
Depreciation recovered to cost of sales	0	0
Disposals and transfers to other asset classes	0	0
Exchange difference	0	0
Ending Balance	$ 0	$ 0